Accounts Payable and Accrued Liabilities - Components of Accounts Payable and Accrued Liabilities (Detail) - USD ($) $ in Millions	Mar. 31, 2019	Mar. 31, 2018
Payables and Accruals [Abstract]
Trade creditors	$ 142.4	$ 111.8
Accrued interest	8.8	12.5
Other creditors and accruals	104.3	69.0
Total accounts payable and accrued liabilities	$ 255.5	$ 193.3